Derivative Instruments (Tables)	6 Months Ended
Jun. 30, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Realized and Unrealized Gains and Losses Recognized in Earnings

The following table presents the realized and unrealized gains and losses that are recognized in earnings as net gain (loss) for derivative instruments for the three and six months ended June 30, 2017 and 2016:

	Three Months Ended June 30,		Six Months Ended June 30,
(U.S. Dollars in thousands)	2017	2016	2017	2016
Realized gain (loss):
Interest rate swap contracts	$(938)	$(1,252)	$(1,607)	$(2,176)
Foreign exchange forward contracts	(97)	(316)	(166)	(316)

Total realized gain (loss):	(1,035)	(1,568)	(1,773)	(2,492)

Unrealized gain (loss):
Interest rate swap contracts	(1,334)	(1,518)	(275)	(5,866)
Foreign exchange forward contracts	833	(90)	1,031	1,998

Total unrealized gain (loss):	(501)	(1,608)	756	(3,868)

Total realized and unrealized gain (loss) on derivative instruments:	$(1,536)	$(3,176)	$(1,017)	$(6,360)